UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ---------------------------------
          Chicago, IL  60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni         Chicago, IL                 April 19, 2010
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
                                            ---------------------
Form 13F Information Table Entry Total:       69
                                            ---------------------
Form 13F Information Table Value Total:      $264,755
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                          TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER             CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------
A. Schulman, Inc.           COM     808194104   3,296     134,700   SH            Sole                134,700
Amerigroup Corporation      COM     03073T102   3,656     110,000   SH            Sole                110,000
Anixter International Inc.  COM     035290105   2,216      47,300   SH            Sole                 47,300
Arris Group, Inc.           COM     04269Q100   3,139     261,324   SH            Sole                261,324
ArvinMeritor, Inc.          COM     043353101   4,247     318,127   SH            Sole                318,127
Asbury Automotive
Group, Inc.                 COM     043436104   4,822     362,557   SH            Sole                362,557
Aspen Insurance
Holdings Limited            SHS     G05384105   4,948     171,573   SH            Sole                171,573
B&G Foods, Inc.             CLA     05508R106   4,862     463,900   SH            Sole                463,900
Baldor Electric Company     COM     057741100   3,602      96,300   SH            Sole                 96,300
Beacon Roofing Supply, Inc. COM     073685109   2,217     115,900   SH            Sole                115,900
Benchmark Electronics, Inc. COM     08160H101   4,997     240,939   SH            Sole                240,939
Big 5 Sporting
Goods Corporation           COM     08915P101   4,451     292,422   SH            Sole                292,422
Big Lots, Inc.              COM     089302103   6,763     185,700   SH            Sole                185,700
Black Box Corporation       COM     091826107   3,009      97,812   SH            Sole                 97,812
Brady Corporation           CLA     104674106   3,252     104,500   SH            Sole                104,500
Bristow Group Inc.          COM     110394103   2,894      76,700   SH            Sole                 76,700
Brocade Communications
Systems                   COM NEW   111621306   1,905     333,652   SH            Sole                333,652
CAI International, Inc.     COM     12477X106   3,610     293,050   SH            Sole                293,050
CBIZ, Inc.                  COM     124805102   4,078     620,700   SH            Sole                620,700
Chemed Corporation          COM     16359R103   4,345      79,900   SH            Sole                 79,900
Cincinnati Bell Inc.        COM     171871106   5,486   1,608,928   SH            Sole              1,608,928
Columbia Banking
System, Inc.                COM     197236102   3,483     171,500   SH            Sole                171,500
Columbus McKinnon
Corporation                 COM     199333105   2,500     157,550   SH            Sole                157,550
Delphi Financial
Group, Inc.                 CLA     247131105   3,909     155,362   SH            Sole                155,362
Dynamex Inc.                COM     26784F103   1,317      76,586   SH            Sole                 76,586
First Financial Bancorp     COM     320209109   4,882     274,400   SH            Sole                274,400
Five Star
Quality Care, Inc.          COM     33832D106   2,393     784,545   SH            Sole                784,545
Gildan Activewear Inc.      COM     375916103   4,430     168,520   SH            Sole                168,520
GrafTech International Ltd. COM     384313102   3,371     246,600   SH            Sole                246,600
Group 1 Automotive, Inc.    COM     398905109   2,718      85,300   SH            Sole                 85,300
Harman International
Industries                  COM     413086109   2,751      58,800   SH            Sole                 58,800
Heidrick & Struggles
Int'l., Inc.                COM     422819102   3,982     142,065   SH            Sole                142,065
Hexcel Corporation          COM     428291108   6,060     419,700   SH            Sole                419,700
Intermec, Inc.              COM     458786100   2,778     195,900   SH            Sole                195,900
Jos. A. Bank
Clothiers, Inc.             COM     480838101   7,341     134,323   SH            Sole                134,323
Kennametal Inc.             COM     489170100   3,537     125,800   SH            Sole                125,800
Key Energy Services, Inc.   COM     492914106   1,684     176,334   SH            Sole                176,334
Kraton Performance
Polymers, Inc.              COM     50077C106   5,017     280,900   SH            Sole                280,900
MB Financial, Inc.          COM     55264U108   5,299     235,200   SH            Sole                235,200
McCormick &
Schmick's Seafood           COM     579793100   3,175     315,300   SH            Sole                315,300
Middleby Corporation        COM     596278101   5,172      89,800   SH            Sole                 89,800
Modine Manufacturing
Company                     COM     607828100   2,955     262,900   SH            Sole                262,900
Monotype Imaging
Holdings Inc.               COM     61022P100   3,230     332,000   SH            Sole                332,000
NV Energy Inc.              COM     67073Y106   3,599     291,900   SH            Sole                291,900

                                                   FORM 13F INFORMATION TABLE
     COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                          TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
NAME OF ISSUER             CLASS      CUSIP     (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------  ---------         ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ------


NeuStar, Inc.               CLA     64126X201   4,365     173,200   SH            Sole                173,200
ON Semiconductor
Corporation                 COM     682189105   4,458     557,294   SH            Sole                557,294
Ocwen Financial
Corporation               COM NEW   675746309   2,826     254,800   SH            Sole                254,800
Penson Worldwide, Inc.      COM     709600100   4,095     406,700   SH            Sole                406,700
Pharmaceutical
Product Development         COM     717124101   4,301     181,100   SH            Sole                181,100
R. R. Donnelley
& Sons Company              COM     257867101   4,007     187,700   SH            Sole                187,700
Reinsurance Group
Of America, Inc.          COM NEW   759351604   5,317     101,247   SH            Sole                101,247
Rudolph Technologies, Inc.  COM     781270103   1,607     187,500   SH            Sole                187,500
SFN Group, Inc.             COM     784153108   4,501     561,900   SH            Sole                561,900
SYNNEX Corporation          COM     87162W100   3,957     133,854   SH            Sole                133,854
Signet Jewelers Limited     SHS     G81276100   6,064     187,500   SH            Sole                187,500
SkyWest, Inc.               COM     830879102   1,636     114,572   SH            Sole                114,572
Sun Healthcare Group, Inc. COM NEW  866933401   2,867     300,500   SH            Sole                300,500
Symetra Financial
Corporation                 COM     87151Q106   4,327     328,300   SH            Sole                328,300
Syniverse Holdings, Inc.    COM     87163F106   6,583     338,100   SH            Sole                338,100
TNS, Inc.                   COM     872960109   5,319     238,500   SH            Sole                238,500
Teleflex Incorporated       COM     879369106   4,332      67,620   SH            Sole                 67,620
Textainer Group
Holdings Limited            SHS     G8766E109   3,097     143,700   SH            Sole                143,700
The Dress Barn, Inc.        COM     261570105   4,701     179,700   SH            Sole                179,700
The Hanover
Insurance Group, Inc.       COM     410867105   5,198     119,200   SH            Sole                119,200
TradeStation Group, Inc.    COM     89267P105   2,564     365,800   SH            Sole                365,800
Triumph Group, Inc.         COM     896818101   4,051      57,800   SH            Sole                 57,800
Validus Holdings, Ltd.    COM SHS   G9319H102   2,924     106,200   SH            Sole                106,200
Virtusa Corporation         COM     92827P102   2,324     225,416   SH            Sole                225,416
Wilmington Trust
Corporation                 COM     971807102   1,955     118,000   SH            Sole                118,000
TOTAL                                         264,755